CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Total assets:
Cash	¥ 269,100,000	$ 39,011,267	¥ 316,974,857
Total current assets	448,796,358	65,058,979	445,617,041
Non-current assets
Total Assets	494,224,441	71,644,380	490,242,084
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	2,125,082	308,059	3,533,918
Total Current Liabilities	51,554,774	7,473,545	52,878,284
Total Liabilities	95,447,396	13,836,361	77,357,323
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	502,139,970	72,791,843	496,038,696
Accumulated deficit	(141,149,943)	(20,461,555)	(111,273,525)
Accumulated other comprehensive loss	20,971,162	3,040,048	11,307,461
Total shareholders' equity	406,520,286	58,930,503	420,631,729
Total Liabilities and Equity	494,224,441	71,644,380	490,242,084
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	18,001,670	2,609,581	18,001,670
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	2,408,498	349,144	2,408,498
RECON TECHNOLOGY LTD
Total assets:
Cash	183,517,938	26,603,357	296,838,959	¥ 287,893,737	¥ 296,838,959	$ 43,030,741	¥ 325,116,815
Due from intercompany	285,747,507	41,422,888	205,224,961
Other current assets	62,124,080	9,005,710	20,364,424
Total current assets	531,389,525	77,031,955	522,428,344
Non-current assets
Investment in subsidiaries and VIEs	(81,353,652)	(11,793,290)	(77,566,835)
Total Assets	450,035,873	65,238,665	444,861,509
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	6,471,716	938,161	7,552,452
Total Current Liabilities	6,471,716	938,161	7,552,452
Warrant liability	37,043,871	5,370,000	16,677,328
Total Liabilities	43,515,587	6,308,161	24,229,780
SHAREHOLDERS' EQUITY
Additional paid-in capital	502,139,970	72,791,843	496,038,696
Accumulated deficit	(137,001,014)	(19,860,112)	(107,124,596)
Accumulated other comprehensive loss	20,971,162	3,040,048	11,307,461
Total shareholders' equity	406,520,286	58,930,504	420,631,729
Total Liabilities and Equity	450,035,873	65,238,665	444,861,509
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	18,001,670	2,609,581	18,001,670
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	¥ 2,408,498	$ 349,144	¥ 2,408,498